Summary of Significant Accounting Policies: Foreign Currency Transaction, Policy (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Foreign Currency Transaction, Policy

(j)Foreign Currency Translation

The Company changed its functional currency from United States dollars to Canadian dollars on January 1, 2015. The subsidiary’s functional currency is the United States dollar. The reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”.

Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

On consolidation, the Company translates assets and liabilities of the parent company to U.S. dollar equivalents using foreign exchange rates which prevailed at the balance sheet date, and translates revenues and expenses using average exchange rates during the year. Gains and losses arising on translation of foreign currency denominated transactions or balances are included in the other comprehensive income/loss.